Fair Value Measurements (Tables)	6 Months Ended
Dec. 31, 2025
EBP 001
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Fair Value and NAV
The fair values of the Plan’s investments as of December 31, 2025, by asset category, were as follows ($ in millions):

	Quoted Prices in Active Market (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Ralliant Corporation Stock Fund:
Ralliant common stock	2.5	—	—	2.5
Mutual funds	217.0	—	—	217.0
Separately managed funds:
Cash and cash equivalents	0.5	—	—	0.5
Common stock	94.5	—	—	94.5
Corporate bonds	—	0.1	—	0.1
Mutual funds	21.0	—	—	21.0
Self-directed brokerage accounts	77.8	—	—	77.8
	$413.3	$0.1	$—	$413.4
Investments measured at NAV
Common/collective trusts				331.9
Total investments, at fair value				$745.3